UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Corporate Loans—101.0%
Consumer Discretionary—30.6%
Auto Components–3.8%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/28/20[1]	$22,065,000	$22,368,394
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 1.938%-2.138%, 12/29/14[1]	22,183,242	21,078,694
Tranche C, 1.938%-2.138%, 12/28/15[1]	10,644,241	10,114,243
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	32,478,663	32,438,064
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	52,465,000	53,109,690
HHI Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/5/18[1]	14,368,441	14,530,086
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/18/18[1]	28,691,850	29,301,552
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	9,047,325	9,081,252
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]	37,910,000	38,506,893
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]	27,431,250	27,814,135
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	40,500,000	41,208,750
Tower Automotive Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/16/20[1]	36,000,000	36,630,000
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	11,148,975	11,344,082
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	13,132,348	13,271,879

		360,797,714
Automobiles–0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	53,158,633	267,122
Distributors–1.5%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 1/11/19[1]	27,254,077	27,657,220
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/10/19[1]	17,226,216	17,390,399
Capital Automotive LP, Sr. Sec. Credit Facitlites 1st Lien Term Loan, 6%, 3/28/21[1]	10,150,000	10,505,250
Cole Haan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/31/20[1]	24,830,000	25,233,488
Container Store, Inc., Sr. Sec. Credit Facilties 1st Lien Term Loan, Tranche B, 5.50%, 4/6/19[1]	21,129,553	21,552,144
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/6/20[1]	39,190,000	39,410,444

		141,748,945

1 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Diversified Consumer Services–1.6%
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 11/9/18[1]	$23,178,525	$23,642,096
Audio Visual Services Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.75%, 5/9/18[1]	10,545,000	10,545,000
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/15/18[1]	60,173,197	60,749,836
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/23/18[1]	19,205,704	19,517,796
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]	13,197,500	13,329,475
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/27/17[1]	11,331,600	11,459,081
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 6/27/18[1]	12,020,000	12,380,600

		151,623,884
Hotels, Restaurants & Leisure–6.7%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/22/16[1]	33,737,638	34,043,403
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	18,177,932	17,996,153
BLB Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.384%, 11/5/15[1]	3,782,763	3,830,047
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/1/17[1]	33,069,720	33,441,754
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.45%, 1/28/18[1]	48,652,143	44,178,871
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.45%, 1/28/18[1]	91,455,245	83,243,296
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 11/2/19[1]	13,395,000	13,930,800
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 2/1/20[1]	20,995,000	21,257,438
Focus Brands, Inc., Sr. Sec. Credit Facilites 1st Lien Term Loan, 4.25%, 2/21/18[1]	883,494	891,224
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.151%, 2/21/18[1]	15,862,740	16,061,025
Golden Nugget Biloxi, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 11/29/16[1]	15,000,000	14,962,500
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.172%, 6/30/14[1,3]	36,503,790	35,490,809
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.172%, 6/30/14[1,3]	19,079,825	18,550,360
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.45%, 11/2/14[1]	7,304,812	6,683,903
Horseshoe Baltimore, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 4/26/20[1]	8,835,000	8,879,175

2 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]	$17,171,231	$17,407,336
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/24/18[1]	41,127,692	41,770,312
MGM Resorts International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/20/19[1]	26,299,087	26,746,540
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/25/18[1]	7,324,926	7,448,534
PF Chang’s China Bistro, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/22/19[1]	8,739,853	8,914,650
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.658%, 11/20/17[1]	25,875,150	26,306,411
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/9/18[1]	10,972,500	11,233,097
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 11/15/18[1]	17,830,400	18,109,000
ROC Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/28/19[1]	17,430,000	17,636,894
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.125%-9.15%, 2/17/17[2]	51,760,573	25,535,199
Rock Ohio Caesars LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.25%-8.50%, 8/19/17[1]	1,332,000	1,381,950
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/27/18[1]	32,847,084	33,367,152
Twin River Management Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/31/18[1]	3,259,259	3,313,581
U.S. Foodservice, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/17[1]	47,668,869	48,360,735

		640,972,149
Household Durables–1.4%
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	27,628,505	27,901,918
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]	18,845,000	19,174,787
SRAM LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.671%, 4/10/20[1]	17,430,000	17,473,575
Sun Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	39,895,000	40,343,819
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	30,177,484	30,592,425

		135,486,524
Leisure Equipment & Products–1.0%
Bombardier Recreational Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 1/30/19[1]	10,000,000	10,118,750
Caesars Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	37,930,000	38,878,250

3 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Leisure Equipment & Products Continued
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/2/20[1]	$40,000,000	$40,583,320
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]	8,070,000	8,675,250

		98,255,570
Media–11.7%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/11/20[1]	13,000,000	13,113,685
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.54%, 6/2/14[1]	35,131,651	32,994,488
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/9/16[1]	91,627,381	90,285,681
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[2,3,4]	24,487,165	6,121,791
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/14/17[1]	8,529,830	8,583,142
Cenveo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 2/13/17[1]	16,614,000	16,811,291
Cequel Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 2/14/19[1]	12,360,000	12,445,939
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	577,191	2,889
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.848%, 1/29/16[1]	147,859,819	135,846,209
Cogeco Cable, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	18,840,387	19,170,094
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 7/26/18[1]	28,170,142	27,906,047
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%-5.918%, 11/23/18[1]	4,360,000	4,441,750
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/14/17[1]	40,114,582	40,858,387
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	40,361,375	40,998,318
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 5/23/18[1]	14,468,581	14,757,953
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%-4.75%, 10/12/19[1]	21,824,370	22,151,735
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/28/17[1]	8,958,843	9,126,821
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 6/16/16[1]	17,031,638	17,180,664
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.573%, 8/7/14[1]	5,429,316	3,963,400
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.573%, 8/7/14[1]	473,350	345,546

4 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Media Continued
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 4/2/18[1]	$47,316,140	$48,065,297
Kasima LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/31/17[1]	16,072,000	16,132,270
LIN Television Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/21/18[1]	7,559,348	7,634,942
McGraw-Hill Global Education Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 3/22/19[1]	25,125,000	25,087,313
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	7,854,808	7,912,737
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17[1]	17,641,358	17,832,467
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18[1]	14,750,307	14,873,221
NEP Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/22/20[1]	29,281,625	29,784,918
NEP Broadcasting LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 7/22/20[1]	1,714,286	1,792,857
Nine Entertainment Co. Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 2/5/20[1]	20,000,000	20,170,840
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	32,468,034	33,360,905
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/11/18[1]	7,000,000	7,210,000
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-6.50%, 3/1/20[1]	22,986,887	23,410,719
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	36,123,459	37,116,854
Raycom TV Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/31/17[1]	18,093,944	18,274,884
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	25,120,000	25,507,049
Sesac, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/7/19[1]	6,982,500	7,095,966
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.448%, 3/31/17[1]	44,638,194	45,035,607
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/1/20[1]	42,000,000	42,468,762
Village Roadshow Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/21/17[1]	10,500,000	10,736,250
Virgin Media Investment Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 2/15/20[1]	25,000,000	25,317,700
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/12/19[1]	44,151,875	44,670,439

5 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Media Continued
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	$98,685,000	$100,174,058

		1,126,771,885
Multiline Retail–0.4%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/16/18[1]	35,255,000	35,588,266
Specialty Retail–2.2%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 4/23/20[1]	24,215,000	24,245,269
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/23/17[1]	46,822,851	47,513,253
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/14/17[1]	38,812,757	39,414,354
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4%, 3/7/18[1]	10,811,954	10,931,653
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/16/18[1]	27,962,117	28,288,099
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2%-5.25%, 10/16/19[1]	21,241,794	21,553,794
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/28/20[1]	10,000,000	10,110,710
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 11/24/17[1]	10,296,040	10,453,703
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6%, 9/1/16[1]	13,275,247	13,305,116
Tranche B2, 5.25%, 5/25/18[1]	7,650,000	7,460,663

		213,276,614
Textiles, Apparel & Luxury Goods–0.3%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/19/19[1]	12,352,459	12,383,340
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	15,228,963	14,841,097

		27,224,437
Consumer Staples—5.0%
Beverages–0.3%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%-8.384%, 6/18/18[1]	33,050,250	33,752,567
Food & Staples Retailing–2.2%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 3/21/16[1]	37,840,000	38,363,252
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/26/19[1]	15,124,095	15,279,540
Fairway Group Acquisition, Sr. Sec. Credit Facilties 1st Lien Term Loan, Tranche B, 6.75%, 8/17/18[1]	30,876,066	31,223,422

6 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Food & Staples Retailing Continued
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 6, 4%, 2/21/20[1]	$27,500,000	$27,867,813
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]	15,620,000	16,238,286
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/21/19[1]	18,928,844	19,244,331
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/15/19[1]	45,941,738	46,688,291
Smart & Final, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 11/15/20[1]	15,900,000	16,529,370

		211,434,305
Food Products–2.1%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	18,668,213	18,959,904
Advancepierre Foods, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	3,750,000	3,881,250
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/8/18[1]	37,045,175	37,388,620
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 4/24/19[1]	17,650,000	17,793,406
HJ Heinz Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.50%, 3/27/20[1]	65,000,000	65,672,360
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]	21,800,000	22,385,875
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/25/18[1]	16,703,138	16,849,290
Lineage Logistics LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/25/19[1]	8,495,000	8,558,713
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche G, 3.25%, 3/28/20[1]	12,500,000	12,578,075

		204,067,493
Household Products–0.1%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/17/19[1]	8,159,550	8,297,243
Personal Products–0.3%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, 3/5/15[1,3,4]	5,266,658	5,134,992
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.75%, 1/31/19[1]	9,306,717	9,423,051
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 11/20/17[1]	10,018,796	10,184,737

		24,742,780

7 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Energy—4.1%
Energy Equipment & Services–2.5%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/19/19[1]	$19,468,750	$19,785,117
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	3,000,000	3,097,500
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/17[1]	9,621,246	9,813,670
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	16,800,000	17,418,190
EP Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/24/18[1]	16,840,000	17,017,426
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 5/6/16[1]	26,630,870	26,317,958
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	22,430,000	23,102,900
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/28/19[1]	30,610,000	31,069,150
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/15/19[1]	14,205,000	14,361,255
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]	43,573,355	43,954,622
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]	5,773,826	5,870,059
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]	3,526,687	3,585,466
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/25/17[1]	24,695,886	25,066,324

		240,459,637
Oil, Gas & Consumable Fuels–1.6%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche NM, 13.188%, 2/23/14[1]	494,275	410,248
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 13.188%, 3/3/14[1]	7,485,280	6,212,783
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 13.188%, 2/23/14[1]	3,505,554	2,909,610
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 4.25%-13.188%, 5/31/13[1]	2,155,046	1,788,688
NGPL PipeCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/15/17[1]	34,010,893	34,570,644
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]	34,990,000	35,602,325
Ruby Western Pipeline Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 3/27/20[1]	10,510,000	10,615,100
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/25/18[1]	37,035,000	37,521,084

8 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
Tallgrass Operations LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-6.164%, 11/13/18[1]	$17,067,225	$17,273,448

		146,903,930
Financials—3.3%
Capital Markets–2.1%
American Capital Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/22/16[1]	9,365,000	9,523,034
Duff & Phelps LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/31/20[1]	14,140,000	14,316,750
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.198%, 5/13/17[1]	67,968,121	68,916,820
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	20,360,000	20,631,460
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	38,116,338	38,330,743
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/28/17[1]	45,044,339	45,870,137

		197,588,944
Consumer Finance–0.3%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 8/8/18[1]	33,218,822	33,654,819
Diversified Financial Services–0.1%
Altisource Portfolio Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/27/19[1]	12,718,125	12,908,897
Insurance–0.3%
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 4/5/20[1]	16,730,000	16,904,276
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 10/5/20[1]	7,025,000	7,165,500

		24,069,776
Real Estate Management & Development–0.4%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.204%, 10/10/13[1]	1,379,643	1,398,440
Tranche B, 4.50%, 3/5/20[1]	36,500,000	36,997,313

		38,395,753
Thrifts & Mortgage Finance–0.1%
Starwood Property Trust, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 4/11/20[1]	8,000,000	8,040,000
Health Care—12.2%
Biotechnology–0.4%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/1/17[1]	26,460,290	26,584,336
eResearch Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/2/18[1]	14,446,294	14,572,699

		41,157,035

9 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies–6.0%
ATI Physical Therapy, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 12/20/19[1]	$14,364,000	$14,606,393
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%, 6/30/17[1]	6,049,646	6,107,619
Tranche B2, 4.25%, 6/30/17[1]	10,657,088	10,760,334
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	27,244,734	27,508,681
BSN Medical GmbH & Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 8/28/19[1]	24,600,000	24,907,500
Bausch & Lomb, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/17/19[1]	39,166,813	39,491,153
Biomet, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.948%-4.197%, 7/25/17[1]	14,327,419	14,533,377
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/1/18[1]	11,569,620	11,781,726
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17[1]	38,497,901	38,844,382
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/22/16[1]	33,056,149	33,696,612
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/24/19[1]	19,380,000	19,452,675
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]	51,034,031	51,901,610
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	49,556,944	48,534,832
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	36,899,458	36,345,966
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	37,328,532	37,905,967
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 5.50%, 5/4/18[1]	30,378,331	30,966,911
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 7/3/18[1]	27,572,049	28,295,815
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 2/9/17[1]	45,610,833	46,294,996
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	15,840,000	16,018,200
United Surgical Partners International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/3/19[1]	7,865,512	7,949,084
VWR Funding Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.198%, 4/3/17[1]	9,975,000	10,093,453
WP Prism, Inc., Sr. Sec. Credit Facilities Term Loan, 6.25%, 5/31/18[1]	20,000,000	20,162,500

		576,159,786
Health Care Providers & Services–4.5%
American Renal Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	22,490,000	22,598,942

10 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services Continued
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/2/18[1]	$35,810,250	$36,436,929
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 1/2/19[1]	1,500,000	1,533,750
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]	8,290,526	8,414,884
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16[1]	11,747,809	11,894,656
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/25/18[1]	46,629,572	47,304,722
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%-10.603%, 12/4/17[1]	20,107,665	20,057,397
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 8/10/14[1]	3,641,084	3,368,003
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	34,281,376	34,567,043
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18[1]	32,636,785	32,983,551
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]	6,029,474	6,119,916
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/26/17[1]	44,225,247	44,796,505
Quintiles Transnational, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 6/8/18[1]	13,625,164	13,863,605
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.918%, 6/1/18[1]	50,406,748	51,036,530
Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/10/20[1]	11,250,000	11,390,625
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/11/19[1]	26,000,000	26,195,000
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]	5,000,000	5,025,000
Truven Health Analytics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/25/19[1]	8,000,000	8,050,000
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/3/19[1]	10,768,625	10,963,806
Vanguard Health Holdings II, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/29/16[1]	12,711,309	12,896,017
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	17,431,949	17,315,730

		426,812,611
Pharmaceuticals–1.3%
Catalent Pharma Solutions, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.698%, 9/15/16[1]	12,594,366	12,696,695
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	29,881,592	30,105,704

11 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Pharmaceuticals Continued
Healogics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/5/19[1]	$18,500,000	$18,777,500
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]	15,915,699	16,080,537
Pharmaceutical Product Development, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/5/18[1]	25,550,963	25,956,099
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.25%, 3/15/18[1]	10,609,580	10,783,259
Tranche B2, 4.25%, 3/15/18[1]	2,619,299	2,662,177
Tranche B3 Add-on, 4.25%, 3/15/18[1]	5,824,868	5,920,221

		122,982,192
Industrials—25.9%
Aerospace & Defense–3.5%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	26,920,000	27,189,200
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.25%, 11/2/18[1]	21,281,727	21,507,846
Tranche B2, 6.25%, 11/2/18[1]	9,647,716	9,750,223
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/20/17[1]	29,253,938	29,717,115
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/9/20[1]	25,845,000	26,208,458
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	21,013,453	21,190,765
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/30/15[1]	28,976,486	28,505,619
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.75%, 2/14/20[1]	20,000,000	20,058,340
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 12/31/15[1]	30,660,881	22,689,052
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 14.396%, 6/30/16[1]	9,145,904	6,882,293
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	30,519,754	31,015,700
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	1,061,792	1,090,991
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	12,529,146	12,873,697
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]	38,772,825	39,419,052
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.699%, 3/21/14[1]	6,673,286	6,675,788
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	26,683,125	27,050,018

		331,824,157

12 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Airlines–0.4%
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.25%, 10/18/18[1]	$25,117,050	$25,483,332
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/1/19[1]	9,760,000	9,888,041

		35,371,373
Building Products–1.1%
ABC Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	26,440,000	26,685,019
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.983%, 4/30/16[1,3]	19,009,193	18,676,533
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/21/19[1]	20,696,000	20,911,590
Nortek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/26/17[1]	9,300,625	9,401,379
Wilsonart International Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/31/19[1]	30,650,000	30,784,094

		106,458,615
Commercial Services & Supplies–11.4%
ADS Waste Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/9/19[1]	33,017,250	33,464,238
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/18/17[1]	22,100,876	22,390,951
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	23,127,637	23,330,004
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]	13,648,071	13,776,022
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/2/18[1]	7,475,000	7,559,094
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 5/24/19[1]	49,875,000	50,578,587
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/31/19[1]	21,372,600	21,687,846
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.658%, 3/16/17[1]	13,649,569	13,837,250
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]	8,940,000	9,062,925
Ceridian Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.949%, 5/9/17[1]	30,457,671	31,024,945
Corporate Executive Board, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/2/19[1]	11,940,075	12,044,551
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/20/19[1]	32,418,750	32,493,054
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	15,000,000	15,131,250
DigitalGlobe, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 1/31/20[1]	2,000,000	2,026,042

13 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/17/18[1]	$18,700,781	$18,911,165
Evertec Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/17/20[1]	27,250,000	27,267,031
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%-8.50%, 4/3/18[1]	33,577,701	34,095,368
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.199%, 3/23/18[1]	61,215,219	61,090,891
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.199%, 9/24/18[1]	20,000,000	19,950,000
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.20%, 3/24/17[1]	35,125,094	35,114,135
GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 5.25%, 11/1/19[1]	11,243,992	11,296,704
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	6,780,000	6,813,900
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/26/18[1]	20,857,460	19,162,792
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/31/19[1]	20,947,500	21,196,252
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 2/11/18[1]	22,081,087	22,357,100
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/19/17[1]	5,955,798	6,043,276
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	52,144,156	51,622,715
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	18,060,000	17,992,275
Livingston International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/16/19[1]	25,300,000	25,553,000
Livingston International, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.877%, 3/27/20[1]	13,170,000	13,515,713
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/1/19[1]	22,344,000	22,553,475
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 7.25%, 9/25/17[1]	955,000	970,519
Tranche C, 8%, 3/25/19[1]	25,172,169	25,608,755
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	24,107,325	24,318,264
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	31,360,873	31,831,286
STG-Fairway Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/28/19[1]	27,500,000	27,809,375
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien, Term Loan, Tranche B, 5.25%, 2/19/19[1]	84,761,181	86,138,126

14 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/31/16[1]	$19,393,994	$19,636,419
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 3/28/20[1]	12,350,000	12,523,678
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	3,530,000	3,609,425
Surveymonkey.com LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/7/19[1]	20,000,000	20,350,000
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	26,593,350	27,020,732
Transunion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.192%, 2/8/19[1]	7,309,832	7,412,630
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.033%, 8/23/15[1]	7,744,375	7,743,407
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 5.033%, 8/23/15[1]	29,980,339	29,976,591
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche S, 5.061%, 8/23/15[1]	1,158,091	1,157,946
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5%, 2/21/15[1]	8,742,004	8,698,294
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/18[1]	15,775,650	15,923,547
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 4.25%, 6/30/18[1]	29,500,000	30,012,415
WorldPay/Ship Midco Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.75%, 11/30/19[1]	13,205,000	13,382,449

		1,097,066,409
Electrical Equipment–2.6%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/8/16[1]	17,484,846	17,681,550
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/8/17[1]	5,255,000	5,307,550
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	46,326,787	47,010,107
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 11/22/18[1]	5,935,000	6,031,444
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/20/19[1]	4,797,975	4,881,939
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/16/18[1]	25,207,000	25,648,122
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5%, 3/1/20[1]	72,495,439	73,480,942
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	12,837,500	12,896,334
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/8/18[1]	8,651,874	8,716,763

15 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Electrical Equipment Continued
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	$48,637,162	$49,138,757

		250,793,508
Industrial Conglomerates–0.9%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 11/9/18[1]	31,962,400	32,501,766
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	31,990,000	32,465,403
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 5/28/17[1]	3,991,777	4,036,685
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	17,880,711	17,958,939

		86,962,793
Machinery–2.5%
Accudyne Industries LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/13/19[1]	33,775,350	34,082,942
Alliance Laundry Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/10/18[1]	12,333,233	12,487,399
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11%, 10/11/17[1]	15,600,000	15,717,000
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	10,616,650	10,722,817
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/28/20[1]	18,460,000	18,632,915
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-7%, 7/11/18[1]	20,990,185	21,252,562
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 4/1/18[1]	9,629,707	9,738,003
Schrader International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/27/18[1]	17,661,250	17,837,863
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/28/17[1]	13,237,260	13,401,071
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/10/20[1]	31,910,000	32,388,650
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	50,000,000	50,427,100

		236,688,322
Marine–1.0%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[1]	34,632,700	35,137,748
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	32,445,001	32,810,006
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	26,596,241	26,928,694

		94,876,448

16 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Road & Rail–0.7%
American Petroleum Tankers Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/2/19[1]	$10,040,000	$10,115,300
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 12/21/17[1]	24,932,715	25,384,621
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	4,402,415	4,336,379
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.904%, 5/8/19[1]	28,470,781	28,808,871

		68,645,171
Trading Companies & Distributors–1.8%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 6/30/17[1]	21,095,000	21,305,950
International Lease Finance Corp./Delos Aircraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/12/16[1]	6,035,000	6,095,350
JG Wentworth, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 2/8/19[1]	16,500,000	16,541,250
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/15/18[1]	43,225,000	44,008,453
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[1]	29,970,000	32,017,940
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/17[1]	52,772,597	53,432,254

		173,401,197
Information Technology—4.8%
Communications Equipment–0.1%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/15/18[1]	13,502,987	13,688,654
Electronic Equipment, Instruments & Components–0.4%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	25,301,588	25,617,857
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/30/20[1]	9,093,000	9,627,214

		35,245,071
Internet Software & Services–0.9%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.788%, 10/26/17[1]	29,294,712	27,411,150
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8%, 3/31/18[1]	41,554,191	41,637,300
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term, Tranche B, 5.50%, 10/25/19[1]	15,960,000	16,099,650

		85,148,100
IT Services–0.9%
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/19/18[1]	26,336,717	26,723,551

17 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
IT Services Continued
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	$54,835,000	$55,383,350

		82,106,901
Office Electronics–0.3%
CDW LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 4/15/20[1]	30,885,000	31,027,843
Semiconductors & Semiconductor Equipment–0.1%
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 1/10/20[1]	9,982,500	10,240,378
Software–2.1%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1%-4.25%, 12/8/16[1]	4,590,000	4,641,638
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/8/17[1]	2,000,000	2,020,000
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 10/4/18[1]	48,989,719	49,969,513
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/10/18[1]	22,942,500	23,214,942
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[1]	12,265,000	12,537,136
EZE Castle Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/6/20[1]	16,750,000	16,987,298
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]	37,985,069	38,665,495
Petroleum Place, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 11/20/18[1]	17,512,000	17,687,120
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 12/21/18[1]	31,994,963	32,789,845
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	3,335,000	3,543,438
SunGard Data Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4%, 3/8/20[1]	4,000,000	4,056,252

		206,112,677
Materials—7.8%
Chemicals–3.7%
AI Chem & Cy SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	15,681,843	15,907,269
Tranche B2, 4.50%, 10/4/19[1]	5,542,295	5,621,965
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/10/18[1]	10,246,500	10,425,814
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	13,697,073	13,919,651
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.034%, 11/15/14[1]	18,892,174	18,951,212
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/20[1]	17,665,000	17,775,406

18 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Chemicals Continued
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]	$32,135,000	$32,590,257
Houghton International, Inc., Sr. Sec. Credit Facilitites 1st Lien Term Loan, 5%, 12/20/19[1]	18,937,538	19,253,169
Houghton International, Inc., Sr. Sec. Credit Facilitites 2nd Lien Term Loan, 9.50%, 12/21/20[1]	3,800,000	3,895,000
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 5/4/18[1]	31,940,035	32,399,173
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.50%, 9/10/15[1]	6,936,286	6,953,626
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5%, 9/8/17[1]	8,571,961	8,636,251
Tranche B, 5%, 9/9/17[1]	12,760,875	12,856,582
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 4/7/17[1]	22,244,308	22,415,767
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/7/17[1]	43,745,363	44,315,627
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/19/20[1]	54,320,000	55,219,702
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	30,156,995	30,385,254

		351,521,725
Construction Materials–0.3%
Grohe Holding GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/18/17[1]	18,262,000	18,499,406
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.454%, 10/10/16[1]	1,616,126	1,616,126
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/31/19[1]	7,462,500	7,583,766

		27,699,298
Containers & Packaging–1.1%
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 4/30/19[1]	13,225,000	13,357,250
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/3/19[1]	29,944,525	30,487,269
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 5/31/17[1]	38,382,424	38,958,160
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/28/18[1]	13,558,251	13,806,421
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/26/17[1]	10,841,417	10,868,521

		107,477,621
Metals & Mining–2.0%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	1,890,661	189

19 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Metals & Mining Continued
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]	$48,918,061	$49,763,952
Constellium Holdco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/25/20[1]	15,660,000	16,168,951
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	26,143,280	26,445,574
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/18/17[1]	58,396,962	59,439,173
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	16,859,924	17,070,673
Patriot Coal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 9.25%, 12/31/13[1]	14,891,923	14,789,541
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/2/18[1]	8,673,561	8,814,507

		192,492,560
Paper & Forest Products–0.7%
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	19,495,000	19,787,425
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	7,510,000	7,678,975
Ranpak Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/28/19[1]	4,405,000	4,460,063
Ranpak, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/28/20[1]	4,405,000	4,537,150
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/31/19[1]	30,925,000	30,925,000

		67,388,613
Telecommunication Services—4.6%
Diversified Telecommunication Services–3.4%
Endurance International Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 11/9/19[1]	22,488,638	22,685,413
Endurance International Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 5/9/20[1]	22,545,000	22,657,725
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	48,230,000	47,497,917
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]	26,513,694	26,381,126
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	3,681,500	3,690,704
IPC Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 5.448%, 6/1/15[1]	4,000,000	3,620,000
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/22/19[1]	21,635,000	22,040,656
Integra Telecom, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/28/21[1]	6,920,000	7,134,091
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/13/20[1]	17,560,000	17,772,037

20 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services Continued
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 4/12/21[1]	$19,335,000	$19,818,375
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B II, 4.685%, 8/1/19[1]	44,945,000	45,530,229
Tranche B, 5.178%, 8/1/19[1]	8,865,000	8,986,894
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 3/28/20[1]	30,830,000	31,032,337
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 4/2/21[1]	13,245,000	13,286,391
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	33,902,072	33,944,449

		326,078,344
Wireless Telecommunication Services–1.2%
Cricket Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.75%, 3/8/20[1]	34,720,000	34,958,700
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 12/14/17[1]	25,814,516	26,088,795
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	35,448,539	35,049,742
Syniverse Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.50%, 4/23/19[1]	18,000,000	18,140,634

		114,237,871
Utilities—2.7%
Electric Utilities–2.1%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.519%, 10/19/15[1,3]	7,419,044	4,154,665
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/25/17[1]	17,404,988	17,470,256
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 8/25/18[1]	3,730,000	3,720,675
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.572%, 2/22/15[1,3]	31,942,967	22,240,291
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.70%-4.792%, 10/10/17[1]	175,295,956	129,193,120
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.70%-3.792%, 10/10/14[1]	41,354,397	31,148,711

		207,927,718
Energy Traders–0.4%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4%, 4/23/20[1]	14,004,196	14,033,955
Tranche B2, 4%, 4/23/20[1]	22,406,713	22,454,328

		36,488,283
Gas Utilities–0.2%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	18,000,000	18,360,000

21 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

`	Principal Amount	Value
Total Corporate Loans (Cost $9,578,536,517)		$9,678,770,528
Corporate Bonds and Notes—2.1%
Antero Resources Finance Corp., 6% Sr. Unsec. Nts., 12/1/20	$6,355,000	6,752,188
Beazer Homes USA, Inc., 6.625% Sr. Sec. Nts., 4/15/18	5,000,000	5,475,000
Biomet, Inc., 6.50% Sr. Unsec. Nts., 8/1/20[5]	5,000,000	5,468,750
Catalyst Paper Corp., 11.9275% Sr. Sec. Nts., 10/30/17[3]	7,641,790	5,922,387
Continental Rubber Of America Corp., 4.50% Sr. Sec. Nts., 9/15/19[5]	5,925,000	6,188,663
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[5]	17,845,000	18,157,288
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75% Sec. Nts., 3/1/22[5]	17,860,000	20,539,000
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[5]	8,870,000	9,557,425
GenCorp, Inc., 7.125% Sec. Nts., 3/15/21[5]	5,365,000	5,807,613
Hexion US Finance Corp., 6.625% Sr. Sec. Nts., 4/15/20[5]	11,850,000	12,412,875
Inergy Midstream LP/Finance Corp., 6% Sr. Unsec. Nts., 12/15/20[5]	8,610,000	9,126,600
Jaguar Land Rover plc, 5.625% Sr. Unsec. Nts., 2/1/23[5]	575,000	603,750
K Hovnanian Enterprises, Inc., 7.25% Sr. Sec. Nts., 10/15/20[5]	7,505,000	8,424,363
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18	6,600,000	7,260,000
PQ Corp., 8.75% Sr. Sec. Nts., 5/1/18[5]	14,970,000	16,242,450
Univision Communications, Inc., 6.75% Sr. Sec. Nts., 9/15/22[5]	15,910,000	17,739,650
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[5]	17,500,000	19,293,750
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% Sr. Sec. Nts., 1/15/19	14,770,000	15,914,675
11.75% Sr. Sec. Nts., 1/15/19	3,700,000	2,895,250
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	8,880,000	6,526,800

Total Corporate Bonds and Notes (Cost $191,316,484)		200,308,477

	Shares
Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred [4,6] (Cost $0)	1,145	—
Common Stocks—0.2%
Alpha Media Group, Inc. [4,6]	8,587	—
BLB Management Services, Inc. [6]	165,551	3,683,488
Cinram International Income Fund [6]	17,849,008	—
Eningen Realty, Inc. [6]	1,642	7,184
Levlad LLC [4,6]	40,755	2,526,779
Young Broadcasting, Inc., Cl. A [4,6]	3,416	13,151,600

Total Common Stocks (Cost $9,708,641)		19,369,051

	Units
Rights, Warrants and Certificates—0.5%
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[6]	35,695	22,309,375

22 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Units	Value
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[4,6]	6,585	$25,352,250

Total Rights, Warrants and Certificates (Cost $23,123,530)		47,661,625

	Shares
Investment Companies—6.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 012% [4,7]	525,050,840	525,050,840
Oppenheimer Short Duration Fund, Cl. Y [4]	7,491,608	75,065,909

Total Investment Companies (Cost $600,116,749)		600,116,749
Total Investments, at Value (Cost $10,402,801,921)	110.1%	10,546,226,430
Liabilities in Excess of Other Assets	(10.1)	(964,300,599)

Net Assets	100.0%	$9,581,925,831

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.
4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units/ Principal July 31, 2012	Gross Additions	Gross Reductions		Shares/Units/ Principal April 30, 2013
Alpha Media Group, Inc.	8,587	—	—		8,587
Alpha Media Group, Inc., Preferred	1,145	—	—		1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16	22,394,755	25,889,460	23,797,050		24,487,165
Levlad LLC	40,755	—	—		40,755
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, 3/5/15	5,891,331	—	624,673		5,266,658
Oppenheimer Institutional Money Market Fund, Cl. E	259,822,618	2,579,590,444	2,314,362,222		525,050,840
Oppenheimer Short Duration Fund, Cl Y.	—	7,491,608	—		7,491,608
Young Broadcasting, Inc., Cl. A	3,703	—	287		3,416
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	7,138	—	553		6,585

		Value	Income		Realized Gain
Alpha Media Group, Inc.		$—	$—		$—
Alpha Media Group, Inc., Preferred		—	—		—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16		6,121,791	4,625,009	[a]	—
Levlad LLC		2,526,779	—		—
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, 3/5/15		5,134,992	426,620	[a]	4,524
Oppenheimer Institutional Money Market Fund, Cl. E		525,050,840	724,665		—
Oppenheimer Short Duration Fund, Cl Y.		75,065,909	91,715		—
Young Broadcasting, Inc., Cl. A		13,151,600	—		574,000
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24		25,352,250	—		1,106,000

		$652,404,161	$5,868,009		$1,684,524

23 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

a.	All or portion of the transactions were the result of non-cash interest or dividends.
5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $156,088,977 or 1.63% of the Fund’s net assets as of April 30, 2013.
6.	Non-income producing security.
7.	Rate shown is the 7-day yield as of April 30, 2013.

Notes to Statement of Investments

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2013, securities with an aggregate market value of $9,678,770,528, representing 101.01% of the Fund’s net assets were comprised of Senior Loans.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of April 30, 2013 is as follows:

Cost	$76,921,652
Market Value	$31,927,190
Market Value as a % of Net Assets	0.33%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees

24 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

25 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that as of April 30, 2013 based on valuation input level:

26 | Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2013 (Unaudited)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$9,678,770,339	$189	$9,678,770,528
Corporate Bonds and Notes	—	200,308,477	—	200,308,477
Preferred Stocks	—	—	—	—
Common Stocks	—	6,210,267	13,158,784	19,369,051
Rights, Warrants and Certificates	—	—	47,661,625	47,661,625
Investment Companies	600,116,749	—	—	600,116,749

Total Assets	$600,116,749	$9,885,289,083	$60,820,598	$10,546,226,430

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Rights,Warrants and Certificates	$(25,432,688)	$25,432,688

Total Assets	$(25,432,688)	$25,432,688

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $21,902,096 at April 30, 2013. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At April 30, 2013, these commitments have a market value of $21,878,730 and have been included as Corporate Loans in the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$10,407,290,874

Gross unrealized appreciation	$205,569,158
Gross unrealized depreciation	(66,633,602)

Net unrealized appreciation	$138,935,556

27 | Oppenheimer Senior Floating Rate Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/11/2013